Consolidated Statements of Cash Flows	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Statement of cash flows [abstract]
Net loss	$ (8,620,837)	$ (6,894,868)	$ (2,725,288)
Adjustments for:
Amortization of intangible assets	10,954	14,830
Amortization of right-of-use asset	35,381	60,665
Interest on lease liability	2,907	14,433
Exchange rate differences	78,171
Issuance costs allocated to derivate warrants liability	468,408
Depreciation of property and equipment	11,175	7,572	1,884
Impairment of exploration and evaluation assets			7,327
Changes in fair value of derivative liabilities	2,189,986	290,569
Share-based compensation	366,405	1,207,549	619,939
Unrealized loss on short-term investment	107,638	308,187
Tax expenses	17,372	29,859
Changes in working capital:
Decrease (increase) in other receivable	(154,621)	19,938	(115,568)
Decrease (increase) in prepaid expenses	(26,134)	103,026	(117,271)
Increase (decrease) in accounts payable and accrued liabilities	(620,421)	913,303	251,738
Increase (decrease) in due to / from related parties	(167,856)	200,443	143
Net cash used in operating activities	(6,301,472)	(3,724,494)	(2,077,096)
Investing activities
Acquisition of property and equipment		(5,563)	(16,961)
Acquisition of intangible assets			(145,094)
Exploration and evaluation asset expenditures			(7,327)
Changes in restricted cash	(26,228)		(14,653)
Net cash used in investing activities	(26,228)	(5,563)	(184,035)
Proceeds from issuance of common shares and warrants, net of issuance costs (Notes 7, 8 c (i,iii,viii))	11,115,241	582,558	5,389,270
Proceeds received from exercise of warrants (Note 7)	590,077
Repayment of lease liabilities	(40,922)	(70,870)
Net cash provided by financing activities	11,664,396	511,688	5,389,270
Effect of foreign exchange rate changes on cash and cash equivalents	(37,734)	(22,652)
Net increase (decrease) in cash and cash equivalents	5,298,962	(3,241,021)	3,128,139
Cash and cash equivalents at beginning of year	128,777	3,369,798	241,659
Cash and cash equivalents at end of year	5,427,739	128,777	3,369,798
Supplementary disclosure of cash flow information:
Cash received for interest	71,733	8
Dividend received	16,555
Cash paid for taxes	12,678
Non-cash financing and investing activities
Common shares issued to Medigus (Note 8d(iii))	296,569
Shares obtained from Medigus in issuance of shares and warrants		455,488
Deferred offering costs included in non-current assets		198,173
Right of use assets obtained in exchange for lease liabilities		$ 92,731